Loans Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LOANS PAYABLE

13.	LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2020 and 2021 amounted to RMB2,965,957 and RMB4,117,774 (US$646,169), respectively, which primarily consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2020 and 2021, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474 and RMB535,432 (US$84,021), respectively, or collateralized by restricted cash balances totaling US$3,550 and US$5,300 (equivalent to RMB33,775), respectively, or collateralized by other receivables totaling US$5,414 and nil, respectively. Certain of the Group’s outstanding short-term loan agreements contain financial and other covenants, which depend on the financial position or performance of the Group's subsidiaries, VIEs and VIEs’ subsidiaries. As of December 31, 2021, one of the Group’s VIEs did not satisfy certain financial covenants, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$94,153) with original maturity dates in 2022 to be due and repayable immediately. As of the date of this report, the commercial bank has waived its right to demand immediate repayment, and also renewed the related credit lines for the same amount for one more year. Therefore, this does not constitute an Event of Default with respect to the Notes (Note 14).

The weighted average interest rate for the outstanding borrowings as of December 31, 2020 and 2021 was 4.30% and 4.80%, respectively. As of December 31, 2020 and 2021, the aggregate amounts of unused lines of credit for short-term loans were RMB830,054 and RMB2,754,099 (US$432,178), respectively.

Structured payable arrangements

In 2020 and 2021, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. For the years ended December 31, 2020 and 2021, the Group was legally obligated to pay the banks or other financial institutions in the amount totaling RMB395,943 and RMB1,058,619 (US$166,120), respectively, which will mature within one year.

As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2020 and 2021, the outstanding borrowings from the factoring arrangements were RMB390,317 and RMB750,067 (US$117,702), respectively, which is repayable within one year and are included in “Short-term loans” in the consolidated balance sheets.

Long-term Loans

In 2017, the Group borrowed a secured RMB denominated loan of RMB299,000 with an interest rate of 4.47% for a three-year term from the Bank of China for its general working capital purposes. Pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. As of December 31, 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB548,474. Principal repayments were made on the loan when they became due and amounted to RMB10,000and RMB274,000 for the years ended December 31, 2019 and 2020, respectively. The loan was fully repaid in 2020.

In 2019, the Group entered into a two-year loan agreement with JPMorgan Chase Bank, N.A., pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB800,000 for its general working capital purposes. In 2019, the Group drew down RMB447,949 with an interest rate of 3.55%. Pursuant to the agreement, the principal shall be repaid in installments from 2019 to 2021. As of December 31, 2020 and 2021, the repayment of the loan is collateralized by held-to-maturity debt securities with a two-year term and a stated cost of US$71,000 and nil, respectively (Note 3). Principal repayments were made on the loan when they became due and amounted to RMB2,954, RMB34,213 and RMB410,782 (US$64,461) for the years ended December 31, 2019, 2020 and 2021, respectively. The loan was fully repaid in 2021.

Borrowings from third-party investors

Asset-backed debt securities

In December 2018, the Group entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance certain payables due to its suppliers. In the reverse factoring arrangement, the Group’s suppliers sold certain 2018 receivables due from the Group (the “2018 factored receivables”) amounting to RMB525,279 to the financial institutions at a discount. The 2018 factored receivables were recorded as accounts payable in the Group’s consolidated balance sheets. The 2018 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.0%-5.5% for gross proceeds of RMB446,000. Concurrently, the Group also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the asset-back debt securities with maturities in December 2019 and December 2020. Under such arrangement, the payable obligation between the Group and the suppliers was considered settled and the Group was legally obligated to pay the financial institutions thereafter. As the 2018 factored receivables were sold to the financial institutions and used to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of 2018 asset-backed debt securities. The borrowings have an effective interest rate of 7.00%.

In November 2019, July 2021 and November 2021, the Group entered into similar reverse factoring arrangements whereby the Group's suppliers sold certain receivables due from the Group (the "2019 and 2021 factored receivables") amounting to RMB587,000, RMB231,573 (US$36,339) and RMB633,938 (US$99,479), respectively, to the financial institutions at a discount. The 2019 and 2021 factored receivables were recorded as accounts payable in the Group’s consolidated balance sheets. The 2019 and 2021 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.1%, 5.5% and 4.5% for gross proceeds of RMB500,000, RMB200,000 (US$31,384) and RMB570,000 (US$89,445), respectively. Concurrently, the Group also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the corresponding asset-back debt securities which mature in November 2021, July 2022 and November 2022, respectively. The borrowings have an effective interest rate of 5.97%, 8.40% and 8.26%, respectively.

The proceeds raised from issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of the Group’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.

Accounting for asset-backed debt securities

The securitization vehicle was designed by the Group with the sole purpose to acquire receivable balances from the Group’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns sold to third-party investors. The Group has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, the Group considers itself the primary beneficiary and consolidates the securitization vehicle given the Group has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.

As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” or “Proceeds from short-term loans” on the consolidated statements of cash flows depending on its maturities.

RMB74,922 and RMB371,058 of 2018 asset-backed debt securities was repaid when it became due in December 2019 and December 2020, respectively. RMB29,921 and RMB470,079 (US$73,766) of 2019 asset-backed debt securities was repaid when it became due in October 2020 and October 2021, respectively. The 2018 and 2019 asset-backed debt securities were fully repaid as of December 31, 2021. As of December 31, 2020 and 2021, the outstanding borrowings from asset-backed debt securities were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Short-term loans	—	762,717	119,687
Long-term loans, current portion	498,252	—	—
Total carrying amount	498,252	762,717	119,687

As of December 31, 2021, aggregate loan principal payments due on long-term loans and borrowings from third party investors are nil.